INVENTORIES - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Aug. 31, 2022
Inventories [Line Items]
Total inventories	$ 63,598	$ 50,314
Packaging and supplies	8,786	9,317
Plants in drying stage
Inventories [Line Items]
Total inventories	1,982	2,785
Dry cannabis
Inventories [Line Items]
Available for packaging	31,648	20,720
Packaged inventory	6,193	5,247
Flower and trim available for extraction
Inventories [Line Items]
Total inventories	2,782	1,672
Concentrated extract
Inventories [Line Items]
Total inventories	5,856	5,721
Formulated extracts
Inventories [Line Items]
Available for packaging	4,047	1,535
Packaged inventory	2,304	3,317
CAPITALIZED COST
Inventories [Line Items]
Total inventories	40,533	38,279
Packaging and supplies	8,786	9,317
CAPITALIZED COST | Plants in drying stage
Inventories [Line Items]
Total inventories	1,033	1,439
CAPITALIZED COST | Dry cannabis
Inventories [Line Items]
Available for packaging	15,250	14,631
Packaged inventory	4,634	3,843
CAPITALIZED COST | Flower and trim available for extraction
Inventories [Line Items]
Total inventories	1,180	783
CAPITALIZED COST | Concentrated extract
Inventories [Line Items]
Total inventories	3,745	3,726
CAPITALIZED COST | Formulated extracts
Inventories [Line Items]
Available for packaging	3,681	1,450
Packaged inventory	2,224	3,090
FAIR VALUE ADJUSTMENT
Inventories [Line Items]
Total inventories	23,065	12,035
Packaging and supplies	0	0
FAIR VALUE ADJUSTMENT | Plants in drying stage
Inventories [Line Items]
Total inventories	949	1,346
FAIR VALUE ADJUSTMENT | Dry cannabis
Inventories [Line Items]
Available for packaging	16,398	6,089
Packaged inventory	1,559	1,404
FAIR VALUE ADJUSTMENT | Flower and trim available for extraction
Inventories [Line Items]
Total inventories	1,602	889
FAIR VALUE ADJUSTMENT | Concentrated extract
Inventories [Line Items]
Total inventories	2,111	1,995
FAIR VALUE ADJUSTMENT | Formulated extracts
Inventories [Line Items]
Available for packaging	366	85
Packaged inventory	$ 80	$ 227